UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-576

                            Northeast Investors Trust
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 612-523-3588

                   Date of fiscal year end: September 30, 2005

                     Date of reporting period: June 30, 2005


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ($$ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1.  Schedule of Investments.


Schedule of Investments
June 30, 2006

Corporate Bonds & Notes                                                                                              Value
Name of Issuer                                                                            Principal                (Note B)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Advertising - 2.18%
---------------------------------------------------------------------------------------------------------------------------
      Interpublic Group Co. Notes, 7.25%, 8/15/11 (a)                                      $ 29,900,000       $ 27,134,250

Apparel- 0.56%
---------------------------------------------------------------------------------------------------------------------------
      Levi Strauss & Co. Notes, 7%, 11/01/06                                                  7,000,000        $ 7,003,850

Automobile & Truck - 10.04%
---------------------------------------------------------------------------------------------------------------------------
      Collins and Aikman Products, 10.75%, 12/31/11 (f)                                      20,000,000          6,150,000
      Delphi Corp. Notes, 6.55%, 6/15/06 (f)                                                 36,950,000         30,668,500
      Dura Operating Corp. Senior Notes, Series B, 8.625%, 4/15/12                           35,310,000         30,013,500
      HLI Operating Co. Senior Notes, 10.5%, 6/15/10                                         15,684,000         13,096,140
      Lear Corp. Series B, 8.11%, 5/15/09 (a)                                                17,000,000         16,575,000
      TRW Automotive, Inc. Senior Sub. Notes, 11%, 2/15/13 (a)                               23,540,000         25,717,450
      TRW Automotive, Inc. Senior Notes, 9.375%, 2/15/13                                      2,602,000          2,764,625
                                                                                                        -------------------
                                                                                                               124,985,215


Broadcast Cable TV - 4.82%
---------------------------------------------------------------------------------------------------------------------------
      Charter Comm. Opt. LLC Senior Notes, Series 144A, 8%, 4/30/12                          40,000,000         39,800,000
      Charter Comm. Opt. LLC Senior Notes, Series 144A, 8.375%, 4/30/14                       5,000,000          5,006,250
      Paxson Comm. Corp. Senior Secured Notes, Series 144A, FRN, 8.318%, 1/15/12             15,000,000         15,150,000
                                                                                                        -------------------
                                                                                                                59,956,250



Chemicals - 6.88%
---------------------------------------------------------------------------------------------------------------------------
      Foamex LP Capital Corp. Senior Secured Notes, 10.75%, 4/01/09                          15,640,000         17,516,800
      Lyondell Chemical Senior Secured Notes, 11.125%, 7/15/12 (a)                           20,000,000         21,700,000
      Pioneer Americas, Inc. Secured Notes,  10%, 12/31/08                                    9,624,544         10,009,526
      Polyone Corp. Senior Notes, 8.875%, 5/01/12 (a)                                        20,000,000         20,075,000
      Polyone Corp., 10.625%, 5/15/10                                                         7,940,000          8,535,500
      Sterling Chemical, Inc., 10%, 12/19/07                                                  8,179,301          7,811,232
                                                                                                        -------------------
                                                                                                                85,648,058



Conglomerate - 1.15%
---------------------------------------------------------------------------------------------------------------------------
      JII Holdings LLC Secured Notes, 13%, 4/01/07                                           12,600,000         10,725,750
      Jordan Industries Senior Notes, Series D, 10.375%, 8/01/07                              6,000,000          3,600,000
                                                                                                        -------------------
                                                                                                                14,325,750

Drug Stores - 2.85%
---------------------------------------------------------------------------------------------------------------------------
      Rite Aid Corp. Notes, 7.125%, 1/15/07                                                  29,305,000         29,231,737
      Rite Aid Corp. Secured Notes, 7.5%, 1/15/15                                             6,500,000          6,240,000
                                                                                                        -------------------
                                                                                                                35,471,737
Electrical Utilities - 12.37%
---------------------------------------------------------------------------------------------------------------------------
      IPALCO Enterprises, Inc. Senior Secured Notes, 8.375%, 11/14/08 (a)                    16,790,000         17,251,725
      Midwest Generation LLC Secured Notes, 8.75%, 5/01/34 (a)                               50,000,000         53,000,000
      Mirant Americas Genr, Inc. Senior Notes, 8.3%, 5/01/11 (f)                             17,000,000         16,787,500
      Northwestern Corp. First Mortage Notes, Series 144A, 7.3%, 12/01/06 (a)                15,000,000         15,061,890
      Orion Power Holdings, Inc. Senior Notes, 12%, 5/01/10 (a)                              29,000,000         32,770,000
      Sierra Pacific Power Co. Notes, Series A, 8%, 6/01/08 (a)                              18,535,000         19,028,976
                                                                                                        -------------------
                                                                                                               153,900,091


Energy/Natural Resources - 12.75%
---------------------------------------------------------------------------------------------------------------------------
      ANR Pipeline Co. Senior Notes, 8.875%, 3/15/10 (a)                                     29,630,000         31,296,776
      Forest Oil Corp. Senior Notes, 7.75%, 5/01/14                                          11,604,000         11,633,010
      Forest Oil Corp. Senior Notes, 8%, 6/15/08 (a)                                         18,655,000         19,051,419
      Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (a) (e)                                         20,000,000         21,029,980
      Northwest Pipeline Corp. Debentures, 6.625%, 12/01/07                                   4,615,000          4,615,000
      Northwest Pipeline Corp. Senior Notes, 8.125%, 3/01/10                                  1,000,000          1,040,000
      Parker Drilling Co. Senior Notes, 9.625%, 10/01/13                                      2,500,000          2,712,500
      Parker Drilling Co. Senior Notes, FRN 9.981%, 9/01/10                                  15,000,000         15,300,000
      Pogo Producing Co. Senior Sub. Notes, Series B, 8.25%, 4/15/11                         11,350,000         11,690,500
      Southern Natural Gas Notes, 8.875%, 3/15/10                                            10,762,000         11,367,395
      Southern Natural Gas Notes, 6.7%, 10/01/07                                              9,867,000          9,882,975
      Swift Energy Co. Senior Sub. Notes, 9.375%, 5/01/12 (a)                                18,000,000         18,990,000
                                                                                                        -------------------
                                                                                                               158,609,555

Entertainment - 5.64%
---------------------------------------------------------------------------------------------------------------------------
      AMC Entertainment, Inc. Senior Sub. Notes, 9.875%, 2/01/12                             16,500,000         16,417,500
      AMC Entertainment, Inc. Senior Sub. Notes, 9.5%, 2/01/11                               12,296,000         12,080,820
      AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14                                 16,710,000         15,310,538
      Cinemark USA, Inc. Senior Discount Notes, 0/9.75%, 3/15/14 (b)                         34,000,000         26,350,000
                                                                                                        -------------------
                                                                                                                70,158,858


Financial Services - 0.11%
---------------------------------------------------------------------------------------------------------------------------
      Finova Group, Inc. Notes, 7.5%,  11/15/09                                               4,633,350          1,366,838


Food Processing - 4.18%
--------------------------------------------------------------------------------------------------------------------------
      Agrilink Foods, Inc. Senior Sub. Notes, 11.875%, 11/01/08                               3,419,000          3,483,106
      B&G Foods Senior Sub. Notes, 8%, 10/01/11                                               1,000,000          1,000,000
      Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14                                     14,150,000         11,815,250
      Chiquita Brands Intl. Senior Notes, 8.875%, 12/01/15                                   22,500,000         19,912,500
      Dean Foods Co. Senior Notes, 6.625%, 5/15/09 (a)                                       13,032,000         12,934,260
      Mrs. Fields Brands Financing Notes, 9%, 3/15/11                                         3,500,000          2,835,000
                                                                                                        -------------------
                                                                                                                51,980,116

Gaming - 10.72%
---------------------------------------------------------------------------------------------------------------------------
      MGM Mirage, Inc. Senior Sub. Notes, 9.75%, 6/01/07 (a)                                 37,857,000         38,898,067
      Park Place Entertainment, 8.875%, 9/15/08 (a)                                          26,000,000         27,300,000
      Trump Entertainment Resorts, Inc. Secured Notes, 8.5%, 6/01/15                         69,914,327         67,205,147
                                                                                                        -------------------
                                                                                                               133,403,214


Grocery Stores / Distributors - 1.15%
---------------------------------------------------------------------------------------------------------------------------
      Fleming Co., Inc. Senior Notes, 10.125%, 4/01/08 (f)                                   15,000,000          2,193,750
      Fleming Co., Inc. Senior Notes, 9.25%, 6/15/10 (f)                                      8,309,000          1,215,191
      Pathmark Stores, Inc. Senior Sub. Notes, 8.75%, 2/01/12                                11,500,000         10,925,000
                                                                                                        -------------------
                                                                                                                14,333,941

Health Care Diversified - 0.01%
---------------------------------------------------------------------------------------------------------------------------
      Global Health Sciences Co. Senior Notes, 11%, 5/01/08 (c) (f)                           5,000,000            100,000


Independent Power Producer - 3.86%
---------------------------------------------------------------------------------------------------------------------------
      Calpine Corp. Senior Secured Notes, Series 144A, 8.5%, 7/15/10 (a)                     27,000,000         25,953,750
      Calpine Corp. Senior Secured Notes, Series 144A, 8.75%, 7/15/13 (a)                    23,000,000         22,108,750
                                                                                                        -------------------
                                                                                                                48,062,500


Machine / Tools - 0.84%
---------------------------------------------------------------------------------------------------------------------------
      Thermadyne Holdings Corp. Senior Sub. Notes, 9.25%, 2/01/14                            11,408,000         10,381,280


Marketing / Sales - 0.95%
---------------------------------------------------------------------------------------------------------------------------
      Harry and David, Senior Notes, 9%, 3/01/13                                             13,000,000         11,765,000



Metals & Mining - 0.51%
---------------------------------------------------------------------------------------------------------------------------
      Holdco Senior Secured PIK Notes, 8%, 3/31/10 (c)                                          237,699            237,699
      Kaiser Aluminum Chemical Corp. Senior Sub. Notes, 12.75%, 2/01/03 (f) (g)              46,230,000          5,547,600
      Kaiser Aluminum Chemical Corp. Senior Notes, Series B, 10.875%, 10/15/06 (f)           12,000,000            492,000
      Kaiser Aluminum Chemical Corp. Senior Notes, Series D, 10.875%, 10/15/06 (f)            1,500,000             61,500
      LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07 (f)                                     7,776,278                  8
      LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09 (f)                                  7,286,184                  7
      National Steel Corp. First Mortgage Notes, 8.375%, 8/01/06 (f)                            584,868              5,849
                                                                                                        -------------------
                                                                                                                 6,344,663

Miscellaneous Manufacturing - 0.48%
---------------------------------------------------------------------------------------------------------------------------
      Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06                                       6,645,000          5,963,888



Oil / Gas Exploration - 2.25%
---------------------------------------------------------------------------------------------------------------------------
      Newfield Exploration Co. Senior Notes, Series B, 7.45%, 10/15/07 (a)                    7,000,000          7,035,000
      Stone Energy Corp. Senior Notes, Series 144A, FRN, 8.249%, 7/15/10                     21,000,000         21,000,000
                                                                                                        -------------------
                                                                                                                28,035,000


Packaging & Container - 10.21%
---------------------------------------------------------------------------------------------------------------------------
      Consolidated Container Senior Discount Notes, 0/10.75%, 6/15/09 (b)                     5,500,000          5,197,500
      Owens-Illinois, Inc. Senior Notes, 8.1%, 5/15/07 (a)                                   30,000,000         30,150,000
      Owens-Illinois, Inc. Senior Notes, 7.35%, 5/15/08 (a)                                  20,000,000         20,150,000
      Pliant Corp. Senior Secured Notes, 11.125%, 9/01/09 (f)                                25,000,000         24,065,000
      Pliant Corp. Secured PIK Notes, Series 144A, 11.625%, 6/15/09                          17,626,273         19,080,441
      Tekni-Plex, Inc. Senior Secured Notes, Series 144A, 8.75%, 11/15/13                    27,500,000         26,125,000
      Tekni-Plex, Inc. Secured Notes, Series 144A, 10.875%, 8/15/12                           2,000,000          2,210,000
                                                                                                        -------------------
                                                                                                               126,977,941

Paper/Forest Products - 2.18%
---------------------------------------------------------------------------------------------------------------------------
      American Tissue, Inc. Senior Secured Notes, Series B, 12.5%, 7/15/06 (f)               14,061,292            281,226
      Scotia Pacific Co. LLC, Series B, 7.11%, 1/20/14                                        8,500,000          6,845,815
      Scotia Pacific Co. LLC, Series B, 7.71%, 1/20/14                                       24,900,000         20,030,058
                                                                                                        -------------------
                                                                                                                27,157,099




Products & Manufacturing - 1.79%
---------------------------------------------------------------------------------------------------------------------------
      Motors and Gears, Inc. Senior Notes, Series D, 10.75%, 11/15/06                        22,410,000         22,297,950

Publishing - 1.38%
---------------------------------------------------------------------------------------------------------------------------
      Houghton Mifflin Co. Senior Notes, 8.25%, 2/01/11                                      17,000,000         17,212,500



Retail Food Chains - 0.22%
---------------------------------------------------------------------------------------------------------------------------
      Denny's Corp. Holding, Inc., 10%, 10/01/12                                                455,000            452,725
      Planet Hollywood Secured PIK Notes, 9%, 3/30/10 (c) (f)                                   942,093            449,976
      Romacorp, Inc. Senior PIK Notes, 10.5%, 12/31/08 (d)                                    4,657,480          1,862,992
                                                                                                        -------------------
                                                                                                                 2,765,693

Telecommunications - 2.36%
---------------------------------------------------------------------------------------------------------------------------
      Qwest Corp. Notes, 5.625%, 11/15/08 (a)                                                30,127,000         29,373,825


Textiles - 0.00%
---------------------------------------------------------------------------------------------------------------------------
      West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/08 (f)                             11,750,000              1,175
      West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/05 (f) (g)                         25,725,000              2,573
                                                                                                        -------------------
                                                                                                                     3,748


      Total Corporate Bonds & Notes - 102.44% (cost - $1,515,580,562)                                       $1,274,718,810
                                                                                                        -------------------



Foreign Bonds                                                                                                        Value
Name of issuer                                                                            Principal                (Note B)
---------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.93%
---------------------------------------------------------------------------------------------------------------------------
      Republic of Argentina, Series Par, 1.33/5.25%, 12/31/38 (e)                           $ 8,481,129        $ 3,074,409
      Republic of Argentina, Series Discount, 8.28%, 12/31/33                                 9,507,344          8,471,044
      Euro Stabilization Advances, 12/15/26                                                     133,613P            66,713
                                                                                                        -------------------
      Total Foreign Bonds -  (cost - $11,378,537)                                                              $11,612,166
                                                                                                        -------------------



                                                                                          Number of                  Value
Stocks                                                                                      Shares                 (Note B)
Name of issuer
---------------------------------------------------------------------------------------------------------------------------
Common Stock - 12.59%
---------------------------------------------------------------------------------------------------------------------------
      American Restaurant Group, Inc. (c) (h)                                                   712,879         $8,198,109
      Chubb Corp.                                                                               444,720         22,191,528
      Core-Mark Holding Co., Inc. (h)                                                           224,333          8,031,121
      Crunch Equity Holdings (d) (h)                                                             12,237         12,237,000
      Darling International, Inc. (h)                                                           745,530          3,377,251
      General Chemical (c) (d) (h)                                                                1,077            565,425
      Haynes International, Inc. (h)                                                            321,500         11,252,500
      Holdco (c) (h)                                                                             23,000            218,500
      International Airline Support Group (h)                                                   219,540              4,391
      JPMorgan Chase & Co.                                                                      370,000         15,540,000
      Kronos Worldwide, Inc.                                                                    270,700          7,917,975
      Lodgian, Inc. (h)                                                                         171,356          2,441,823
      MAXXAM, Inc. (h)                                                                          200,000          5,610,000
      NL Industries                                                                             510,200          5,484,650
      Ormet Corp. (h)                                                                            34,963          6,768,750
      The Penn Traffic Co. (h)                                                                  164,352          2,793,984
      Planet Hollywood International, Inc. (c) (d) (h)                                            2,402                 24
      Polymer Group, Inc., Class A (h)                                                          843,103         21,473,833
      Prandium (h)                                                                              869,935              8,699
      Safelite Glass Corp., Class B (c) (d) (h)                                                 109,677            712,901
      Safelite Realty Corp. (c) (d)                                                               7,403            222,090
      Smurfit-Stone Container (h)                                                               257,142          2,813,133
      Sterling Chemical, Inc. (h)                                                               250,443          3,731,601
      Tokheim (d) (h)                                                                           180,224                901
      Trump Entertainment Resorts, Inc.                                                          15,371            309,726
      Viskase Cos., Inc. (d) (h)                                                              1,293,291          3,362,557
      WestPoint Stevens, Inc.  (h)                                                            1,600,000              3,200
      Zions Bancorporation                                                                      145,600         11,348,064
                                                                                                        -------------------
      Total Common Stocks -  (cost - $265,205,296)                                                            $156,619,736
                                                                                                        -------------------


Warrants                                                                                  Number of                  Value
Name of Issuer                                                                         Shares or Units             (Note B)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Warrants  - 0.54%
---------------------------------------------------------------------------------------------------------------------------
      Republic of Argentina Warrants (h)                                                     34,386,574         $3,029,457
      Core-Mark Holding Co., Inc. Warrants (c) (h)                                               48,142            969,435
      General Chemical A Warrants (c) (d) (h)                                                       622            230,404
      General Chemical B Warrants (c) (d) (h)                                                       461            113,743
      Key Energy Service Warrants (c) (h)                                                        15,000          2,371,593
      Safelite Glass Corp. A Warrants (c) (d) (h)                                               268,789                  3
      Safelite Glass Corp. B Warrants (c) (d) (h)                                               179,192                  2
      Sterling Chemical Warrants (c) (h)                                                         83,125                499
                                                                                                        -------------------
      Total Warrants -  (cost - $17,092,034)                                                                    $6,715,136
                                                                                                        -------------------


      Total Investments - 116.50%  (cost - $1,809,256,429)                                                   1,449,665,848
                                                                                                        -------------------

      Net Other Assets - (16.50%)                                                                             (205,286,483)
                                                                                                        -------------------

      Net Assets - 100%                                                                                    $ 1,244,379,365
                                                                                                        ===================



(a)   All or a portion of security has been pledged to collateralize short-term borrowings.
(b)   Represents a zero coupon bond that converts to a fixed rate at a designated future date.
      The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(c)   Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(d)   All or a portion of security is restricted.  The aggregate market value of restricted securities as of
      June 30, 2006 is $19,307,223, which represents 1.55% of total net assets.  All of these securities are deemed to be liquid.
(e)   Represents a step-up coupon bond that converts to a fixed rate at a designated future date.
      The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(f)   Non-income producing security due to default or bankruptcy filing.
(g)   Security is in principal default.  As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(h)   Non-income producing security.

      PIK    Payment in Kind
      GBP  Principal denoted in British Pounds Sterling
      FRN   Floating Rate Note

      Note:  Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission.  The schedules of portfolio holdings for the second
      and fourth quarters appear in the semiannual and annual reports to shareholders.   For the first and
      third quarters, the Trust files the schedules of portfolio holdings with the SEC on Form N-Q.  The
      Trust makes the information on Forms N-Q available on its website at www.northeastinvestors.com or upon request.

      Shareholders may also access and review information and reports of the Trust, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C.  You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room.  Reports and other information about the Trust are available on the SEC's internet site at http://www.sec.gov. and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C.
      20549-0102. The Trust's reference number as a registrant under the Investment Company
      Act of 1940 is 811-576.






Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: August 29, 2006


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: August 29, 2006




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: August 29, 2006


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: August 29, 2006




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	 b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

	 c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and



5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: August 29, 2006             /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal financial officer)







         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


	 c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: August 29, 2006             /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)